Note 5 - Other Real Estate Owned ("OREO") (Details Textual) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Real Estate Acquired Through Foreclosure	$ 212,000	$ 934,000
Mortgage Loans in Process of Foreclosure, Amount	$ 1,500,000